Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	As of December 31,
	2022	2021
Equipment	$200	$136
Capitalized software	460	460
Total property and equipment	660	596
Less: accumulated depreciation and amortization	572	506
Property and equipment, net	$88	$90
Depreciation and amortization expenses were $571 thousand and $388 thousand in 2022 and 2021, respectively.